COMMITMENTS AND CONTINGENCIES (Schedule of Future Lease Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Lease and rental expenses	$ 7,400	$ 7,704	$ 8,362
Rented Facilities [Member]
Operating Leased Assets [Line Items]
2015	4,559
2016	3,938
2017	3,003
2018	2,068
2019	2,008
Thereafter	629
Total operating lease future minimum payments due	16,205
Leased Vehicles [Member]
Operating Leased Assets [Line Items]
2015	1,773
2016	723
2017	378
2018	117
2019	25
Thereafter
Total operating lease future minimum payments due	$ 3,016